Schedule of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non current other receivables	$ 23	$ 29
Non-current trade receivables	34	43
Current trade receivables	256	247
Current other receivables	141	94
Current trade and other receivables	397	341
Related parties [member]
IfrsStatementLineItems [Line Items]
Non current other receivables	23	29
Current trade receivables	7	4
Current other receivables	8	41
Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	9	5
Current other receivables	5	5
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	1
Current other receivables	10	4
Financial Credit [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables		7
Current other receivables	10	4
Other One [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	1	2
Current trade receivables	5	4
Current other receivables	14	16
Other Receivables Net [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	34	43
Receivables From M A T [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	24	15
C A M M E S A [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	89	178
Receivables From Oil And Gas Sales [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	69	23
Receivables From Petrochemistry [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	71	39
Impairment Of Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	(9)	(16)
Receivables For Complementary Activities [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	2	5
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	30	3
Contractual Penalty To Collect [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		3
Insurance To Recover [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	1	6
Expenses To Be Recovered [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		7
Credits For The Sale Of Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	41
Credit For Sale Of Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	6
Argentine Natural Gas Production Promotion Plan [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	$ 14